Share Capital Authorized and Issued - Schedule of Common Shares Repurchased (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Equity [Abstract]
Common shares repurchased (in shares)	2,779,812	5,484,838	14,324,667	6,923,116
Cost of shares repurchased, inclusive of commissions	$ 60.1	$ 88.7	$ 279.5	$ 110.8
Weighted average price per share, inclusive of commissions (in dollars per share)	$ 21.60	$ 16.17	$ 19.51	$ 16.01